Stockholders’ Equity (Details) - Schedule of warrant activities - Warrants [Member] - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Class of Warrant or Right [Line Items]
Number of Warrants, beginning balance	347,080		44,500
Weighted Average Exercise Price, beginning balance	$ 15.5		$ 10
Weighted Average Remaining Contractual Term (Years), beginning balance	4 years 1 month 6 days		4 years 9 months 18 days
Aggregate Intrinsic Value, beginning balance			$ 337,750
Number of Warrants, Forfeited			(44,500)
Weighted Average Exercise Price, Forfeited			$ 10
Weighted Average Remaining Contractual Term (Years), Forfeited
Aggregate Intrinsic Value, Forfeited
Number of Warrants, ending balance		347,080
Weighted Average Exercise Price, ending balance		$ 15.5
Weighted Average Remaining Contractual Term (Years), ending balance	3 years 7 months 6 days	4 years 1 month 13 days
Aggregate Intrinsic Value, ending balance
Number of Warrants, Exercisable	347,080	347,080
Weighted Average Exercise Price, Exercisable	$ 15.5	$ 15.5
Weighted Average Remaining Contractual Term (Years), Exercisable	3 years 7 months 6 days	4 years 1 month 13 days
Aggregate Intrinsic Value, Exercisable
Number of Warrants, Granted		347,080
Weighted Average Exercise Price, Granted		$ 15.5
Weighted Average Remaining Contractual Term (Years), Granted		4 years 1 month 13 days
Aggregate Intrinsic Value, Granted